ANGEL OAK MORTGAGE TRUST 2020-2 ABS-15G

Exhibit 99.5

Rating Agency Compliance - REP-5164
Run Date - 2/23/2020 6:46:37 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Originator Name	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	Origination Date	First Payment Date	State	Zip	Original Balance	Prepayment Penalty Flag	Prepayment Terms	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	S&P Compliance Grade	Fitch Compliance Grade	Moodys Compliance Grade	DBRS Compliance Grade	Morningstar Compliance Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	Alternate Loan ID
900000755				1	Fixed	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	Primary						No		1			No	RA	A	A	A	A	Yes	No	N/A	No
900017814				1	Fixed	Purchase	Investment						No		1			No	RA	A	A	A	A	Yes	No	N/A	No